Current And Future Changes In Accounting Policies	12 Months Ended
Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Current And Future Changes In Accounting Policies
NOTE 4:  CURRENT AND FUTURE CHANGES IN ACCOUNTING POLICIES
CURRENT CHANGES IN ACCOUNTING POLICY
The following new standards and changes in accounting policies have been adopted by the Bank on November 1, 2020.
Interest Rate Benchmark Reform Phase 2
On August 27, 2020, the IASB issued
Interest Rate Benchmark Reform – Phase 2, Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16
(Interest Rate Benchmark Reform Phase 2). The amendments are effective for annual periods beginning on or after January 1, 2021, with early adoption permitted. The Bank early adopted these amendments on November 1, 2020 and no transition adjustment was required.
Interest Rate Benchmark Reform Phase 2 addresses issues affecting financial reporting when changes are made to contractual cash flows of financial instruments or hedging relationships as a result of IBOR reform. The amendments permit modification to financial assets, financial liabilities and lessee lease liabilities required as a direct consequence of IBOR reform and made on an economically equivalent basis to be accounted for by updating the EIR prospectively. If the modification does not meet the practical expedient requirements, existing IFRS requirements are applied. Reliefs are also provided for an entity’s hedge accounting relationships in circumstances where changes to hedged items and hedging instruments arise as a result of IBOR reform. The amendments enable entities to amend the formal designation and documentation of a hedging relationship to reflect these changes without discontinuing the hedging relationship or designating a new hedging relationship. Permitted changes include redefining the hedged risk to reference an ARR (contractually or non-contractually
specified), amending the description of the hedged item and hedging instrument to reflect the ARR, and amending the description of how the entity will assess hedge effectiveness. Hedging relationships within the scope of Interest Rate Benchmark Reform Phase 2 are the same as those within the scope of Interest Rate Benchmark Reform Phase 1. Interest Rate Benchmark Reform Phase 2 also amended IFRS 7, introducing expanded qualitative and quantitative disclosures about the risks arising from IBOR reform, how an entity is managing those risks, its progress in completing the transition to ARRs, and how it is managing the transition.
The global benchmark rate reform initiative to transition from IBORs to ARRs may result in market dislocation and have other adverse consequences to the Bank, its customers, market participants, and the financial services industry. Market risks arise because the new reference rates are likely to differ from the existing benchmark rates which could result in different financial performance for previously booked transactions, require alternative hedging strategies, or affect the Bank’s capital and liquidity planning and management. In order to manage these risks, the Bank has established an enterprise-wide, cross functional initiative with senior management and Board oversight to evaluate and monitor the impact of the market, financial, operational, legal, technology and other risks on its products, services, systems, models, documents, processes, and risk management frameworks with the intention of managing the impact through appropriate mitigating actions.

The Bank is progressing on its transition plan and continues to monitor industry and regulatory developments while incorporating global working group and regulator best practice guidance on transition activities. Details related to certain market developments are noted below:
•
To help support the transition of legacy derivative contracts, the Bank’s registered swap dealer and four additional Bank affiliates have adhered to the International Swaps and Derivatives Association IBOR Fallbacks Protocol (ISDA Protocol). The ISDA Protocol, which took effect on January 25, 2021, provides an efficient transition mechanism for mutually adhering counterparties to incorporate prescribed fallback rates into legacy derivative contracts.

•
London Clearing House and the Chicago Mercantile Exchange (CME) Group have established a process with market participants to convert outstanding London Inter-Bank Offered Rate (LIBOR) swaps into corresponding market standard ARR-based contracts.

•
In July 2021, the Alternative Reference Rates Committee formally recommended CME Group’s forward-looking Secured Overnight Financing Rate (SOFR) term rates, following completion of a key change in interdealer trading conventions on July 26, 2021 under the SOFR First initiative.

In March 2021, the ICE Benchmark Administration (IBA) announced that the publication of LIBOR settings will cease immediately after December 31, 2021 for all sterling, Japanese yen, Swiss franc, and euro settings as well as the 1-week and 2-month US LIBOR settings. The remaining US LIBOR settings will cease to be published immediately after June 30, 2023. In September 2021, the U.K. Financial Conduct Authority (FCA) confirmed that they will require the IBA to publish certain settings of sterling and Japanese yen LIBOR on a non-representative synthetic basis after December 31, 2021 to support an orderly wind down of legacy exposures in the marketplace. To support the global regulatory objective to transition away from LIBOR benchmarks, global regulators have issued guidance and policy statements to supervised institutions restricting the use of US LIBOR as a reference rate in new contracts written after December 31, 2021, subject to limited exceptions.
The following table discloses the Bank’s exposures to significant interest rate benchmarks subject to IBOR reform that have yet to transition to an ARR and will be maturing after June 30, 2023 for certain US LIBOR settings and after December 31, 2021 for other IBORs subject to transition. This also includes exposures to interest rate benchmarks subject to IBOR reform that are not required to transition to an ARR.

Exposures to Interest Rate Benchmarks Subject to IBOR Reform 1,2,3

(millions of Canadian dollars)	As at October 31, 2021
	Non-derivative financial assets 4	Non-derivative financial liabilities			Derivatives	Off-balance sheet commitments 5
	Carrying amount	Carrying amount	Notional	Positive fair value	Negative fair value	Contractual amount
US LIBOR tenors ceasing 12/31/2021	$1,496	$–	$172	$1	$16	$–
US LIBOR tenors ceasing 06/30/2023	102,219	519	3,242,624	1,486	2,327	89,407
GBP LIBOR	748	–	254,009	10	2	1,870
Other IBORs 6	328	–	241,485	301	176	–

	104,791	519	3,738,290	1,798	2,521	91,277
Cross-currency swaps 7
US LIBOR / other rates 8	n/a	n/a	447,821	7,148	7,488	n/a
US LIBOR / GBP LIBOR	n/a	n/a	122,832	438	408	n/a
US LIBOR / JPY LIBOR	n/a	n/a	34,335	486	525	n/a
Other IBORs 6	n/a	n/a	37,277	1,072	890	n/a

	n/a	n/a	642,265	9,144	9,311	n/a
Total	$104,791	$519	$4,380,555	$10,942	$11,832	$91,277

1
ARRs for major interest rate benchmarks include SOFR (Secured Overnight Financing Rate) for US LIBOR, SONIA (Sterling Overnight Index Average) for GBP LIBOR, and TONAR (Tokyo Overnight Average Rate) for JPY LIBOR.

2
EURIBOR (Euro Interbank Offered Rate) is excluded from the table as it underwent a methodology change in 2019 and will continue as an interest rate benchmark. As at October 31, 2021, the notional amount of derivatives indexed to EURIBOR was $1,811 billion, and the carrying amounts of non-derivative
financial assets and
non-derivative
financial liabilities indexed to EURIBOR were $618 million and $19 million, respectively.

3
Certain demand facilities indexed to US LIBOR have no specific maturity and are therefore excluded from the table. As at October 31, 2021, the carrying amounts of demand loans and demand deposits indexed to US LIBOR with no specific maturity were $2 billion and $2 billion, respectively.

4
Loans reported under
non-derivative
financial assets represent the drawn amounts and exclude allowance for loan losses. As at October 31, 2021, the carrying amount of non-derivative
financial assets indexed to US LIBOR tenors ceasing after June 30, 2023 was $102 billion, of which $60 billion relates to Loans, $37 billion relates to Debt securities at amortized cost, and $5 billion relates to Financial assets at FVOCI.

5
Many of the Bank’s corporate loan facilities permit the borrower to select the benchmark interest rate upon drawing on the facility. Based on the Bank’s historical experience, the benchmark interest rate selected by the borrower is often the same as the facility currency and therefore the Bank has assumed that the benchmark interest rate for its undrawn credit and liquidity commitments is the same as the facility currency for the purpose of this disclosure.

6
“Other IBORs” include the following interest rate benchmarks that are subject to IBOR reform: EUR LIBOR, CHF LIBOR, JPY LIBOR, EUR EONIA (Euro Overnight Index Average), NOK NIBOR (Norwegian Interbank Offered Rate), SGD SOR (Singapore Dollar Swap Offer Rate), HKD HIBOR (Hong Kong Interbank Offered Rate), ZAR JIBAR (Johannesburg Interbank Average Rate), SEK STIBOR (Stockholm Interbank Offered Rate), and MXN TIIE (Interbank Equilibrium Interest Rate).

7
US LIBOR presented in the table under cross-currency swaps refers to the tenors (overnight,
1-month,
3-months,
6-months,
and
12-months)
that will cease following June 30, 2023. As at October 31, 2021, the Bank did not have any cross-currency swaps indexed to US LIBOR tenors
(1-week
and
2-months)
that will cease following December 31, 2021.

8	“Other rates” refer to rates that are not subject to IBOR reform or have already been reformed.
Hedging Relationships
On November 1, 2020, the Bank changed its accounting policy on a retrospective basis for the presentation of fair value changes on hedging instruments designated in certain fair value hedge accounting relationships, reclassifying the component excluded from the assessment of hedge effectiveness from non-interest
income to net interest income. With the reclassification, changes in the fair value of the hedged item and related hedging instrument (excluding hedge ineffectiveness) are presented in the same lines on the Consolidated Statement of Income. For the comparative years ended October 31, 2020 and October 31, 2019, the Bank reclassified losses of $1,114 million and $110 million, respectively, from
Non-interest
income to Net interest income on the Consolidated Statement of Income to conform with the presentation adopted in the current year.
Business Combinations
In October 2018, the IASB issued narrow-scope amendments to IFRS 3,
Business Combinations
. The amendments provide additional guidance on the definition of a business which determines whether an acquisition is of a business or a group of assets. An acquirer recognizes goodwill only when acquiring a business, not when acquiring a group of assets. The Bank adopted these amendments on November 1, 2020 prospectively and they did not have a significant impact on the Bank.

Revised Conceptual Framework for Financial Reporting
In March 2018, the IASB issued the revised Conceptual Framework for Financial Reporting (Revised Conceptual Framework), which provides a set of concepts to assist the IASB in developing standards and to help preparers consistently apply accounting policies where specific accounting standards do not exist. The framework is not an accounting standard and does not override the requirements that exist in other IFRS standards. The Revised Conceptual Framework describes that financial information must be relevant and faithfully represented to be useful, provides revised definitions and recognition criteria for assets and liabilities, and confirms that different measurement bases are useful and permitted. The Bank adopted the Revised Conceptual Framework prospectively on November 1, 2020 and it did not have a significant impact on the Bank.
FUTURE CHANGES IN ACCOUNTING POLICIES
The following standard has been issued, but is not yet effective on the date of issuance of the Bank’s Consolidated Financial Statements. The Bank is currently assessing the impact of applying the standard on the Consolidated Financial Statements and will adopt the standard when it becomes effective.
Insurance Contracts
The IASB issued IFRS 17,
Insurance Contracts
(IFRS 17) which replaces the guidance in IFRS 4,
Insurance Contracts
, and establishes principles for recognition, measurement, presentation, and disclosure of insurance contracts. Insurance contracts are aggregated into groups which are measured at the risk adjusted present value of cash flows in fulfilling the contracts. Revenue is recognized as insurance contract services are provided over the coverage period. Losses are recognized immediately if the contract group is expected to be onerous.
The standard is effective for annual reporting periods beginning on or after January 1, 2023, which will be November 1, 2023 for the Bank. OSFI’s related Advisory precludes early adoption. The standard will be applied retrospectively with restatement of comparatives unless impracticable.
The adoption of IFRS 17 is a significant initiative for the Bank and is supported by a robust governance structure. The Executive Steering Committee includes representation from the Insurance business, Finance, Actuaries, Risk, Technology, and project management teams. Updates are also provided to the TD insurance subsidiary boards, Risk Committee and Audit Committee of the Bank.
The Bank is proceeding with implementation of the software solution, including data preparation, system testing and configuration. In addition, the Bank is participating in industry consultations, including OSFI’s draft regulatory capital requirements.